Note 3. Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 029 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, the investments of the Plan that are measured at fair value.

	December 31, 2025
	Level 1	Level 2	Total
	(in millions)
Trinity Stock Fund	$8.2	$—	$8.2
Registered investment companies	37.6	—	37.6
Common/collective trust funds	—	386.5	386.5
Total investments at fair value	$45.8	$386.5	$432.3

	December 31, 2024
	Level 1	Level 2	Total
	(in millions)
Trinity Stock Fund	$11.0	$—	$11.0
Registered investment companies	34.2	—	34.2
Common/collective trust funds	—	333.6	333.6
Total investments at fair value	$45.2	$333.6	$378.8